Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2019-2
Statement to Securityholders
Determination Date: March 11, 2020

Payment Date	3/16/2020
Collection Period Start	2/1/2020
Collection Period End	2/29/2020
Interest Period Start	2/18/2020
Interest Period End	3/15/2020

Cut-Off Date Net Pool Balance	$1,410,746,433.50
Cut-Off Date Adjusted Pool Balance	$1,410,746,433.50

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$33,711,430.99	$33,711,430.99	$—	—	Sep-20
Class A-2 Notes	$494,000,000.00	$5,581,050.26	$488,418,949.74	0.988702	Sep-22
Class A-3 Notes	$459,000,000.00	$—	$459,000,000.00	1.000000	May-24
Class A-4 Notes	$124,422,000.00	$—	$124,422,000.00	1.000000	Feb-25
Class B Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Mar-25
Class C Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Apr-25
Class D Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Jan-26
Total Notes	$1,153,457,430.99	$39,292,481.25	$1,114,164,949.74

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,156,984,297.07	$1,117,691,815.82	0.792270
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$1,156,984,297.07	$1,117,691,815.82
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,526,866.08	$3,526,866.08
Reserve Account Balance	$3,526,866.08	$3,526,866.08

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$33,711,430.99	2.13163%	ACT/360	$53,895.22
Class A-2 Notes	$494,000,000.00	2.06000%	30/360	$848,033.33
Class A-3 Notes	$459,000,000.00	1.92000%	30/360	$734,400.00
Class A-4 Notes	$124,422,000.00	1.96000%	30/360	$203,222.60
Class B Notes	$14,108,000.00	2.16000%	30/360	$25,394.40
Class C Notes	$14,108,000.00	2.36000%	30/360	$27,745.73
Class D Notes	$14,108,000.00	2.69000%	30/360	$31,625.43
Total Notes	$1,153,457,430.99			$1,924,316.71

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,156,984,297.07	$1,117,691,815.82
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,156,984,297.07	$1,117,691,815.82
Number of Receivable Outstanding	65,865	64,752
Weight Average Contract Rate	4.66%	4.66%
Weighted Average Remaining Term (months)	53	52

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$4,455,209.23
Principal Collections	$39,074,008.08
Liquidation Proceeds	$138,801.36
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$43,668,018.67
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$43,668,018.67

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$964,153.58	$964,153.58	$—	$—	$42,703,865.09
Interest - Class A-1 Notes	$53,895.22	$53,895.22	$—	$—	$42,649,969.87
Interest - Class A-2 Notes	$848,033.33	$848,033.33	$—	$—	$41,801,936.54
Interest - Class A-3 Notes	$734,400.00	$734,400.00	$—	$—	$41,067,536.54
Interest - Class A-4 Notes	$203,222.60	$203,222.60	$—	$—	$40,864,313.94
First Allocation of Principal	$—	$—	$—	$—	$40,864,313.94
Interest - Class B Notes	$25,394.40	$25,394.40	$—	$—	$40,838,919.54
Second Allocation of Principal	$7,549,615.17	$7,549,615.17	$—	$—	$33,289,304.37
Interest - Class C Notes	$27,745.73	$27,745.73	$—	$—	$33,261,558.64
Third Allocation of Principal	$14,108,000.00	$14,108,000.00	$—	$—	$19,153,558.64
Interest - Class D Notes	$31,625.43	$31,625.43	$—	$—	$19,121,933.21
Fourth Allocation of Principal	$14,108,000.00	$14,108,000.00	$—	$—	$5,013,933.21
Reserve Account Deposit Amount	$—	$—	$—	$—	$5,013,933.21
Regular Principal Distribution Amount	$3,526,866.08	$3,526,866.08	$—	$—	$1,487,067.13
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,487,067.13
Remaining Funds to Certificates	$1,487,067.13	$1,487,067.13	$—	$—	$—
Total	$43,668,018.67	$43,668,018.67	—	—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,156,984,297.07	$1,117,691,815.82
Note Balance	$1,153,457,430.99	$1,114,164,949.74
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,526,866.08	$3,526,866.08
Target Overcollateralization Amount	$3,526,866.08	$3,526,866.08
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,526,866.08
Beginning Reserve Account Balance	$3,526,866.08
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,526,866.08

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.02%	24	$218,473.17
Liquidation Proceeds of Defaulted Receivables[1]	0.01%	55	$138,801.36
Monthly Net Losses (Liquidation Proceeds)			$79,671.81
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.16%
Second Preceding Collection Period			0.13%
Preceding Collection Period			0.08%
Current Collection Period			0.08%
Four-Month Average Net Loss Ratio			0.11%
Cumulative Net Losses for All Periods			$756,824.42
Cumulative Net Loss Ratio			0.05%
1 Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.18%	106	$2,045,246.59
60-89 Days Delinquent	0.05%	26	$524,895.68
90-119 Days Delinquent	0.02%	7	$177,977.31
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.25%	139	$2,748,119.58

Repossession Inventory:	# of Receivables	Principal Balance
Repossessed in the Current Collection Period	4	$95,224.24
Total Repossessed Inventory	6	$127,154.67

60+ Delinquency Percentage:	# of Receivables	Amount
60+ Day Delinquent Receivables	33	$702,872.99
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period		0.03%
Second Preceding Collection Period		0.06%
Preceding Collection Period		0.05%
Current Collection Period		0.06%
Delinquency Trigger		4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)		No